Condensed Balance Sheet Components (Details) - Schedule of other non-current liabilities - Jasper Therapeutics, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Components (Details) - Schedule of other non-current liabilities [Line Items]
CIRM grant liability	$ 600	$ 600
License option liability, non-current		200
Unvested founders’ common stock liability	48	53	63
Total	$ 648	$ 853	$ 63